Power generation licenses (Tables)	12 Months Ended
Dec. 31, 2019
Power generation licenses [abstract]
Detailed information about power generation license
	2019	2018

Beginning of the year	4,014,972	3,916,246

Movement:
Currency translation differences	134,496	98,726

End of the year	4,149,468	4,014,972